Lease - Summary of Changes in Right-of-Use Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₩ 6,621	₩ 5,958
Depreciation	(4,553)	(4,116)
Reassessment	131	261
Acquisitions/Additions	4,781	4,443
Disposals	0	0
Translation difference	184	75
Ending balance	7,164	6,621
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,720	5,067
Depreciation	(3,208)	(2,794)
Reassessment	7	210
Acquisitions/Additions	4,574	2,178
Disposals	0	0
Translation difference	157	59
Ending balance	6,250	4,720
Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	368	65
Depreciation	(247)	(239)
Reassessment	0	52
Acquisitions/Additions	0	490
Disposals	0	0
Translation difference	0	0
Ending balance	121	368
Others
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,533	826
Depreciation	(1,098)	(1,083)
Reassessment	124	(1)
Acquisitions/Additions	207	1,775
Disposals	0	0
Translation difference	27	16
Ending balance	₩ 793	₩ 1,533